SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Change in Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME [Abstract]
Allowance for Doubtful Accounts Receivable
Provision (recovery) for doubtful accounts			$ 3